Summary of Non Vested Restricted Share Activity (Detail)	12 Months Ended
Dec. 31, 2017 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	215,188
Granted | shares	209,050
Vested | shares	(115,995)
Forfeited | shares	(16,654)
Ending Balance | shares	291,589
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 297.69
Granted | ¥ / shares	374.15
Vested | ¥ / shares	341.59
Forfeited | ¥ / shares	336.16
Ending Balance | ¥ / shares	¥ 319.03